Taxes to Recover - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 2,108,025	R$ 2,519,658
Receivables from taxes other than income tax, principal amount received		66,415
IRPJ and CSLL [member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
ICMS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 893,206	1,129,325
ICMS [member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
PIS and COFINS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 1,177,513	1,297,029
Subsidiaries Oxiteno S.A., Empresa Carioca de Produtos Químicos S.A. (“EMCA”) e Oleoquímica Indústria e Comércio de Produtos Químicos Ltda. (“Oleoquímica”) [member] | ICMS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes		195,037
Subsidiaries Ipiranga Produtos de Petróleo S.A. (“IPP”), Bahiana Distribuidora de Gás Ltda. (“Bahiana”), Cia. Ultragaz, AMPM, Iconic Lubrificantes S.A. (“Iconic”) [member] | ICMS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	893,206	754,882
Subsidiary Extrafarma [member] | ICMS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes		179,405
Recoverable taxes reclassified to assets held for sale, net of provision for impairment losses	19,015
Subsidiaries Ipiranga Produtos de Petróleo S.A. (“IPP”), Tropical Transportes Ipiranga Ltda (“Tropical”), AMPM, Iconic and Ultragaz [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	570,140	645,978
Subsidiaries Ipiranga Produtos de Petróleo S.A. (“IPP”), Tropical Transportes Ipiranga Ltda (“Tropical”), AMPM, Iconic and Ultragaz [member] | PIS and COFINS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes reclassified to assets held for sale, net of provision for impairment losses	R$ 275,813
Subsidiaries Ipiranga Produtos de Petróleo S.A. (“IPP”), Tropical Transportes Ipiranga Ltda (“Tropical”), AMPM, Iconic and Ultragaz [member] | PIS and COFINS [member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	3 years
Brazilian Federal Revenue Service [member] | PIS and COFINS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 607,373	651,051
Recoverable taxes reclassified to assets held for sale, net of provision for impairment losses	R$ 93,108
Brazilian Federal Revenue Service [member] | PIS and COFINS [member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	2 years
Subsidiaries [member] | ICMS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Provision for tax losses	R$ 48,502	52,338
Subsidiaries [member] | PIS and COFINS [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Tax credits received for recoverable taxes	569,212	154,225
Receivables from taxes other than income tax, principal amount received	279,598
Receivables from taxes other than income tax, monetary variation amount received	R$ 289,614	R$ 87,810